Commitments	12 Months Ended
Feb. 28, 2025
Commitments [Abstract]
COMMITMENTS

34. COMMITMENTS

Other than the lease commitments disclosed in Note 16, as at February 28, 2025, the Group has no outstanding commitments for capital expenditure. As at February 29, 2024, the Group had commitments for capital expenditure amounting to ZAR 151.7 million, relating to the redevelopment of its South Africa Central Office. The redevelopment was completed during the financial year.